Note 2 - Liquidity and Going Concern Assessment	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of liquidity risk [text block]

Note 2. Liquidity and Going Concern Assessment

Management and the Board of Directors has assessed the Company’s ability to continue as a going concern and believes the Company has adequate resources to meet its obligations in the foreseeable future. Following a successful public offering and at-the-market offering in January 2025 securing proceeds of $10.8 and $5.0 million respectively, with the Company’s current financial position, available funding, and projected cash flows, Management and the Board of Directors is confident that the Company will continue its operations for at least the next 12 months, and with our current strategic plans and forecasted cash burn, we have sufficient cash to finance operations into mid-2026.

Accordingly, the condensed consolidated interim financial statements has been prepared on a going concern basis in accordance with applicable accounting standards.

We have considered potential risks and uncertainties, including market conditions, economic factors, and liquidity needs. After reviewing the Company’s financial forecast and access to capital, the Board does not anticipate material uncertainties that would cast significant doubt on the Company’s ability to continue as a going concern.

On October 3, 2022, we entered into a Capital on Demand™ Sales Agreement, or the Sales Agreement, with JonesTrading Institutional Services LLC, or JonesTrading, pursuant to which we may sell from time to time, at our option, ADSs representing ordinary shares through or to JonesTrading, as sales agent or principal.

The ADSs are offered pursuant to a prospectus supplement, dated March 26, 2025, or the Prospectus Supplement, which was filed with the SEC on such date and our Form F-3 (Registration No. 333- 285778) shelf registration statement filed with the SEC on March 13, 2025 (the “2025 F-3”), and declared effective by the SEC on March 24, 2025. Pursuant to the Prospectus Supplement, we may offer and sell up to an aggregate of $ 4,480,000 of ADSs. Sales of the ADSs made pursuant to the Sales Agreement, are made by any method deemed to be an “at the market offering”, or ATM, as defined in Rule 415(a)(4) promulgated under the Securities Act. JonesTrading is not required to sell any specific number or dollar amount of ADSs but has agreed to use its commercially reasonable efforts to sell the ADSs from time to time, based upon our instructions, including any price, time or size limits or other customary parameters or conditions we may impose. The 2025 F-3 replaced the Form F-3 that had previously been filed on May 20, 2022, on Form F-3 (File No. 333-265132), which registration statement was declared effective on June 2, 2022 (the “2022 F-3”). Under the 2022 F-3, we were initially entitled to, from time to time, sell up to $100.0 million in the aggregate of ordinary shares and ordinary shares represented by ADSs. The 2022 F-3 was set to expire on June 2, 2025 and has been replaced by the 2025 F-3. As of January 24, 2025, we have sold a total of 837,027 ADSs under this ATM program for an aggregate purchase price of $14,413,306.

July 31, 2023, we entered into a financing agreement with Global Growth Holding Limited (“GGH”), for the issuance of convertible notes into our ordinary shares represented by ADSs, DKK 0.25 nominal value, with each ordinary share represented by one ADSs. Pursuant to the agreement, we may elect to sell GGH up to $20.0 million in such notes on any business day over the 36-month term of the agreement. We have under certain circumstances the right, but not the obligation, to direct GGH to purchase traches of up to $0.7 million, subject to certain limitations and conditions set forth in the agreement. In connection with the agreement, we are obligated to pay GGH a commitment fee totaling $1.1 million. At any time, GGH may, in its sole discretion, convert the notes into ordinary shares at specified conversion prices upon submission of a request for conversion by GGH to us. The financing agreement between us and GGH is subject to approval by the SEC through the date of this prospectus.

January 17, 2025, an extraordinary general meeting of Evaxion was held, where it was approved to reduce our share capital by nominal DKK 58,980,417 from nominal DKK 78,640,556 to nominal DKK 19,660,139 to cover loss. Furthermore, it was approved to reduce the nominal value of the shares from nominal DKK 1 per share to nominal DKK 0.25 per share, and our Article of Association were amended accordingly.

January 24, 2025, the Company sold 696,400 ADSs at an average price of USD $7.1776 per ADS. The ADSs were sold in an at-the-market (ATM) offering pursuant to the terms and subject to the conditions contained in that certain Capital Demand Sales Agreement between the Company and Jones Trading Institutional Services LLC dated October 3, 2022. After deducting fees and expenses, total proceeds to the Company from the sales of the ADSs were approximately $4.8 million.

January 31, 2025, the Company closed its public offering of an aggregate of 3,997,361 of its ADSs and warrants to purchase up to 50% of the ADSs offered at a combined public offering price of $2.71 per ADS with one accompanying warrant for each two ADSs, with gross proceeds of $10.8 million. The Company registered aggregate share capital increases of nominal DKK 49,967,012.50 with the Danish Business Authority, with effective date of January 31, 2025, corresponding to an aggregate increase in the Company’s share capital to nominal DKK 78,332,151.50. This reflected issuances of 199,868,050 shares in connection with the public offering.

Sales of ADSs or our ordinary shares as restrictions end or pursuant to the above-described agreements or pursuant to registration rights may make it more difficult for us to finance our operations through the sale of equity securities in the future at a time and at a price that we deem appropriate. These sales also could cause the trading price of the ADSs to fall and make it more difficult for holders of ADSs to sell the ADSs.